SHARE-BASED COMPENSATION (Details) - Schedule of share-based payment award, stock options, valuation assumptions	12 Months Ended
	Dec. 31, 2020	Dec. 18, 2020	Dec. 31, 2019
SHARE-BASED COMPENSATION (Details) - Schedule of share-based payment award, stock options, valuation assumptions [Line Items]
Risk-free interest rate	0.43%	0.45%
Expected dividend yield	0.00%		0.00%
Expected volatility	60.00%	50.00%	80.00%
Minimum
SHARE-BASED COMPENSATION (Details) - Schedule of share-based payment award, stock options, valuation assumptions [Line Items]
Expected term	1 month 20 days		2 years 9 months 14 days
Risk-free interest rate	0.22%		1.30%
Expected volatility	85.00%
Maximum
SHARE-BASED COMPENSATION (Details) - Schedule of share-based payment award, stock options, valuation assumptions [Line Items]
Expected term	5 years		5 years
Risk-free interest rate	0.41%		2.70%
Expected volatility	90.00%